UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Family Capital Trust Company
           -----------------------------------------------------
Address:   33 Broad St.
           Boston, MA 02109
           -----------------------------------------------------

Form 13F File Number: 28-06719
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Carolyn B. Bergen
        -------------------------
Title:  CCO
        -------------------------
Phone:  617-896-3638
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carolyn B. Bergen                   Boston, MA                     4/30/2007
---------------------                   ----------                    ----------
     [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          148
                                         -----------
Form 13F Information Table Value Total:     $176,964
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ACE LIMITED                    COM              G0070K103        8     150 SH       SOLE                 150      0    0
ACCENTURE LTD CLASS A          COM              G1150G111        8     225 SH       SOLE                 225      0    0
AFLAC INCORPORATED             COM              001055102        9     195 SH       SOLE                 195      0    0
ABBOTT LABS                    COM              002824100      872   15640 SH       SOLE               15640      0    0
ADOBE SYS INC                  COM              00724F101    80162 1922361 SH       SOLE             1922361      0    0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102       10     100 SH       SOLE                 100      0    0
ALLSTATE CORP                  COM              020002101        9     155 SH       SOLE                 155      0    0
ALLTEL CORP                    COM              020039103     1902   30690 SH       SOLE               30690      0    0
ALTRIA GROUP INC               COM              02209S103        8     100 SH       SOLE                 100      0    0
AMERICAN EXPRESS CO            COM              025816109     2635   46729 SH       SOLE               45929      0  800
AMERICAN INTL GROUP INC        COM              026874107       60     900 SH       SOLE                 900      0    0
AMERIPRISE FINANCIAL           COM              03076C106      223    3910 SH       SOLE                3850      0   60
AMGEN INC                      COM              031162100      396    7090 SH       SOLE                7090      0    0
ANHEUSER BUSCH COS INC         COM              035229103        8     170 SH       SOLE                 170      0    0
APPLE INCORPORATED             COM              037833100        7      80 SH       SOLE                  80      0    0
ASTRAZENECA PLC                COM              046353108        7     135 SH       SOLE                 135      0    0
BJ SERVICES COMPANY            COM              055482103        6     240 SH       SOLE                 240      0    0
BP AMOCO P L C                 SPONSORED ADR    055622104     1289   19916 SH       SOLE               19916      0    0
BP PRUDHOE BAY ROYALTY TRU     COM              055630107      232    3500 SH       SOLE                3500      0    0
BANK OF AMERICA CORP           COM              060505104     1566   30713 SH       SOLE               30713      0    0
BHP BILLITON LIMITED           COM              088606108     1483   30625 SH       SOLE               30625      0    0
BLACKROCK CORE BOND FUND       COM              09249E101      154   12000 SH       SOLE               12000      0    0
BLACKROCK MUNIVEST FUND        COM              09253R105      177   17700 SH       SOLE               17700      0    0
BUCKEYE PARTNERS               COM              118230101     1131   22749 SH       SOLE               22749      0    0
CVS CORPORATION DELEWARE       COM              126650100       51    1500 SH       SOLE                1500      0    0
CATERPILLAR INC                COM              149123101       16     250 SH       SOLE                 250      0    0
CHEVRON CORP                   COM              166764100      592    8006 SH       SOLE                8006      0    0
CHICAGO BRIDGE & IRON N.V.     COM              167250109     3396  110450 SH       SOLE              110450      0    0
CIENA CORP NEW                 COM              171779309     1906   68225 SH       SOLE               66797      0 1428
CISCO SYS INC                  COM              17275R102       44    1750 SH       SOLE                1750      0    0
CITIGROUP INC                  COM              172967101     2171   42287 SH       SOLE               41337      0  950
COACH INC                      COM              189754104        8     160 SH       SOLE                 160      0    0
COCA COLA CO                   COM              191216100       82    1709 SH       SOLE                1709      0    0
COLGATE PALMOLIVE CO           COM              194162103        9     135 SH       SOLE                 135      0    0
CONOCOPHILLIPS                 COM              20825C104     1600   23410 SH       SOLE               23410      0    0
CONVERGYS CORPORATION          COM              212485106        7     290 SH       SOLE                 290      0    0
CURRENCYSHARES EURO TRUST      COM              23130C108      113     850 SH       SOLE                 850      0    0
DPL INC                        COM              233293109       15     500 SH       SOLE                 500      0    0
D R HORTON INC                 COM              23331A109      110    5000 SH       SOLE                5000      0    0
DARDEN RESTAURANTS INC         COM              237194105      117    2850 SH       SOLE                2850      0    0
DREYFUS STRATEGIC MUNS INC     COM              261932107      162   17000 SH       SOLE               17000      0    0
E*TRADE FINANCIAL CORP         COM              269246104        6     325 SH       SOLE                 325      0    0
EATON CORP                     COM              278058102        6      80 SH       SOLE                  80      0    0
EBAY INC                       COM              278642103     2889   87200 SH       SOLE               87200      0    0
ENTERPRISE PRODUCTS LP         COM              293792107       23     750 SH       SOLE                 750      0    0
EXELON CORP                    COM              30161N101     1824   26560 SH       SOLE               26560      0    0
EXXON MOBIL CORP               COM              30231G102     6393   84744 SH       SOLE               83508      0 1236
FIRST DATA CORP                COM              319963104        8     300 SH       SOLE                 300      0    0
FISERV INC WISCONSIN           COM              337738108     2521   47530 SH       SOLE               47530      0    0
GENERAL ELEC CO                COM              369604103     4684  132471 SH       SOLE              131031      0 1440
GENERAL MLS INC                COM              370334104       87    1500 SH       SOLE                1500      0    0
GLAXOSMITHKLINE PLC            COM              37733W105        7     135 SH       SOLE                 135      0    0
GOOGLE INC                     COM              38259P508     2638    5760 SH       SOLE                5760      0    0
HARLEY DAVIDSON INC            COM              412822108        4      80 SH       SOLE                  80      0    0
HARRIS CORP DEL                COM              413875105        5     115 SH       SOLE                 115      0    0
HEALTH CARE PROPERTY INVES     COM              421915109      126    3500 SH       SOLE                3500      0    0
HEALTH CARE INDUSTRIES REI     COM              42217K106       19     450 SH       SOLE                 450      0    0
THE HERSHEY COMPANY            COM              427866108        6     125 SH       SOLE                 125      0    0
HEWLETT PACKARD CO             COM              428236103       40    1000 SH       SOLE                1000      0    0
HOME DEPOT INC                 COM              437076102     1302   35463 SH       SOLE               34163      0 1300
HONDA MOTOR CO LTD - ADR       COM              438128308       34    1000 SH       SOLE                1000      0    0
HUGOTON ROYALTY TRUST          COM              444717102      115    4600 SH       SOLE                4600      0    0
INTEL CORP                     COM              458140100     1448   75752 SH       SOLE               75752      0    0
INTERNATIONAL BUSINESS MAC     COM              459200101     2491   26430 SH       SOLE               26020      0  410
INVESTORS FINANCIAL SERVIC     COM              461915100       23     400 SH       SOLE                 400      0    0
ISHARES MSCI AUSTRALIA IND     COM              464286103       48    1850 SH       SOLE                1850      0    0
ISHARES MSCI CANADA INDEX      COM              464286509       22     860 SH       SOLE                 860      0    0
ISHARES MSCI - EMU             COM              464286608     1811   16730 SH       SOLE               16730      0    0
ISHARES SOUTH KOREA            COM              464286772       22     450 SH       SOLE                 450      0    0
ISHARES MEXICO                 COM              464286822       30     570 SH       SOLE                 570      0    0
ISHARES MSCI JAPAN INDEX       COM              464286848     2728  187300 SH       SOLE              187300      0    0
ISHARES DJ SELECT DIV          COM              464287168      133    1875 SH       SOLE                1875      0    0
ISHARES XINHUA CHINA           COM              464287184       20     200 SH       SOLE                 200      0    0
ISHARES S&P 500 INDEX FUND     COM              464287200      142    1000 SH       SOLE                1000      0    0
ISHARES EMERGING MKTS          COM              464287234       29     255 SH       SOLE                 255      0    0
ISHARES S&P GLOBAL HEALTHC     COM              464287325      218    3800 SH       SOLE                3800      0    0
ISHARES 7-10 YR TREAS          COM              464287440       20     250 SH       SOLE                 250      0    0
ISHARES TRUST 1-3 YR TREAS     COM              464287457     7808   97050 SH       SOLE               97050      0    0
ISHARES DOW JONES              COM              464287812       48     800 SH       SOLE                 800      0    0
JPMORGAN CHASE & CO            COM              46625H100     1797   37154 SH       SOLE               37154      0    0
JOHNSON & JOHNSON              COM              478160104     1907   31651 SH       SOLE               30951      0  700
JOHNSON CONTROLS INC           COM              478366107     1859   19650 SH       SOLE               19650      0    0
KEYSPAN CORP                   COM              49337W100       20     500 SH       SOLE                 500      0    0
KINDER MORGAN MGMT             COM              49455U100      211    4135 SH       SOLE                4135      0    0
KINDERMORGAN ENERGY LP         COM              494550106      311    5910 SH       SOLE                5910      0    0
L3 COMMUNICATIONS HLDG         COM              502424104     3187   36440 SH       SOLE               36440      0    0
LEHMAN BROS HLDGS INC          COM              524908100       70    1000 SH       SOLE                1000      0    0
LILLY ELI & CO                 COM              532457108       21     400 SH       SOLE                 400      0    0
LOWES COMPANIES                COM              548661107      107    3400 SH       SOLE                3400      0    0
MEMC ELECTRONIC MATERIAL       COM              552715104        8     145 SH       SOLE                 145      0    0
MANULIFE FINANCIAL CORP        COM              56501R106        8     250 SH       SOLE                 250      0    0
MCGRAW HILL COMPANIES INC      COM              580645109        7     115 SH       SOLE                 115      0    0
MEDCO HEALTH SOLUTIONS         COM              58405U102      176    2439 SH       SOLE                2439      0    0
MEDTRONIC INC                  COM              585055106     2057   41941 SH       SOLE               41941      0    0
MERCK & CO INC                 COM              589331107     1298   29401 SH       SOLE               29401      0    0
MICROSOFT CORP                 COM              594918104       15     557 SH       SOLE                 557      0    0
MILLIPORE CORP                 COM              601073109      952   13150 SH       SOLE               13150      0    0
MYLAN LABORATORIES INC         COM              628530107        0      20 SH       SOLE                  20      0    0
NATIONAL OILWELL VARCO INC     COM              637071101       19     250 SH       SOLE                 250      0    0
NEWS CORP INC CL A             COM              65248E104     1888   81700 SH       SOLE               81700      0    0
NIKE INC CL B                  COM              654106103        7      70 SH       SOLE                  70      0    0
NOKIA CORP ADR-S SHS SPONS     COM              654902204       27    1200 SH       SOLE                1200      0    0
NORDSTROM INC                  COM              655664100        7     145 SH       SOLE                 145      0    0
NOVARTIS A G                   SPONSORED ADR    66987V109      125    2300 SH       SOLE                2300      0    0
OMEGA HEALTHCARE INVS          COM              681936100       21    1250 SH       SOLE                1250      0    0
PPG INDS INC                   COM              693506107       70    1000 SH       SOLE                1000      0    0
PEPSICO INC                    COM              713448108      957   15060 SH       SOLE               15060      0    0
PETROCHINA CO LTD              COM              71646E100       93     800 SH       SOLE                 800      0    0
PFIZER INC                     COM              717081103      891   35319 SH       SOLE               34149      0 1170
PLAINS ALL AMERICAN PIPELI     COM              726503105       62    1078 SH       SOLE                1078      0    0
POWERSHARES INTERNATIONAL      COM              73935X716     2089  108300 SH       SOLE              108300      0    0
POWERSHARES DYNAMIC BIOTEC     COM              73935X856       35    2000 SH       SOLE                2000      0    0
PROCTER & GAMBLE CO            COM              742718109     1186   18795 SH       SOLE               18795      0    0
QUEST DIAGNOSTICS INC          COM              74834L100        7     145 SH       SOLE                 145      0    0
ROCKWELL COLLINS INC           COM              774341101        8     125 SH       SOLE                 125      0    0
RYDEX ETF TRUST                COM              78355W106      453    9350 SH       SOLE                9350      0    0
SAN JUAN BASIN ROYALTY TR      COM              798241105       46    1500 SH       SOLE                1500      0    0
SCHLUMBERGER LTD               COM              806857108     1511   21874 SH       SOLE               21874      0    0
SIMON PROPERTY GROUP INC       COM              828806109       44     400 SH       SOLE                 400      0    0
SOUTHERN CO                    COM              842587107       43    1200 SH       SOLE                1200      0    0
STAPLES INC                    COM              855030102      229    8880 SH       SOLE                8880      0    0
STATE ST CORP                  COM              857477103       64    1000 SH       SOLE                1000      0    0
STREETTRACKS GOLD TR           COM              863307104      371    5650 SH       SOLE                5650      0    0
STRYKER CORP                   COM              863667101      132    2000 SH       SOLE                2000      0    0
SYSCO CORP                     COM              871829107      784   23200 SH       SOLE               23200      0    0
TEVA PHARMACEUTICAL IND        COM              881624209        6     180 SH       SOLE                 180      0    0
3M CO                          COM              88579Y101      216    2834 SH       SOLE                2834      0    0
TOYOTA MOTOR CORP              COM              892331307       51     400 SH       SOLE                 400      0    0
TYCO INTL LTD NEW              COM              902124106      398   12650 SH       SOLE               12650      0    0
ULTRA PETROLEUM                COM              903914109       13     250 SH       SOLE                 250      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     1308   20125 SH       SOLE               20125      0    0
UNITEDHEALTH GROUP INC COM     COM              91324P102     3055   57685 SH       SOLE               57685      0    0
VALERO ENERGY NEW              COM              91913Y100        7     115 SH       SOLE                 115      0    0
VANGUARD CONSUMER STAPLES      COM              92204A207       49     750 SH       SOLE                 750      0    0
VANGUARD FINANCIALS ETF        COM              92204A405      120    1900 SH       SOLE                1900      0    0
VANGUARD INFORMATION TECHN     COM              92204A702       78    1500 SH       SOLE                1500      0    0
VENTAS INC                     COM              92276F100       94    2250 SH       SOLE                2250      0    0
VORNADO REALTY TRUST           COM              929042109       83     700 SH       SOLE                 700      0    0
WACHOVIA CORP                  COM              929903102      123    2250 SH       SOLE                2250      0    0
WAL MART STORES INC            COM              931142103      823   17550 SH       SOLE               17550      0    0
WALGREEN CO                    COM              931422109     1390   30300 SH       SOLE               30300      0    0
WELLS FARGO & CO NEW COM       COM              949746101      105    3070 SH       SOLE                3070      0    0
WESTERN UNION COMPANY          COM              959802109        6     300 SH       SOLE                 300      0    0
WEYERHAEUSER CO                COM              962166104      100    1350 SH       SOLE                 750      0  600
WHOLE FOODS MARKET INC         COM              966837106       26     600 SH       SOLE                 600      0    0
WINDSTREAM CORPORATION         COM              97381W104      151   10338 SH       SOLE               10338      0    0
WYETH                          COM              983024100      231    4633 SH       SOLE                4633      0    0
XTO ENERGY INC                 COM              98385X106      812   14825 SH       SOLE               14825      0    0